FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Air Freight & Logistics - 2.0%
Forward Air Corporation	389,233	$25,195,052

Banks - 4.3%
M&T Bank Corporation	179,000	28,106,580
South State Corporation	388,110	26,523,437
		54,630,017
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	147,000	6,998,670

Capital Markets - 6.0%
Brookfield Asset Management, Inc. - Class A	1,102,500	51,431,625
T. Rowe Price Group, Inc.	239,500	23,978,740
		75,410,365
Chemicals - 2.7%
Air Products & Chemicals, Inc.	175,500	33,513,480

Containers & Packaging - 1.7%
Avery Dennison Corporation	187,000	21,131,000

Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. - Class A (a)	163	49,098,045

Electronic Equipment, Instruments & Components - 9.6%
CDW Corporation	858,000	82,685,460
FLIR Systems, Inc.	794,728	37,813,158
		120,498,618
Health Care Equipment & Supplies - 3.0%
Stryker Corporation	191,000	37,726,320

Health Care Providers & Services - 2.0%
Covetrus, Inc. (a)	140,000	4,459,000
Henry Schein, Inc. (a)	350,000	21,038,500
		25,497,500
Hotels, Restaurants & Leisure - 3.1%
Marriott International, Inc. - Class A	113,800	14,235,242

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Hotels, Restaurants & Leisure - 3.1% (Continued)
Yum! Brands, Inc.	245,600	$24,513,336
		38,748,578
Household Durables - 2.4%
Mohawk Industries, Inc. (a)	241,100	30,414,765

Insurance - 10.1%
Brown & Brown, Inc.	1,919,392	56,641,258
Markel Corporation (a)	57,850	57,632,484
White Mountains Insurance Group Ltd.	13,233	12,246,877
		126,520,619
IT Services - 1.8%
Black Knight, Inc. (a)	406,711	22,165,750

Life Sciences Tools & Services - 3.4%
Waters Corporation (a)	171,702	43,219,110

Machinery - 16.5%
Donaldson Company, Inc.	755,400	37,815,324
Graco, Inc.	716,650	35,488,508
IDEX Corporation	476,750	72,342,045
Illinois Tool Works, Inc.	289,950	41,616,524
Snap-on, Inc.	127,000	19,878,040
		207,140,441
Multi-Line Retail - 1.9%
Dollar General Corporation	196,300	23,418,590

Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	370,000	35,216,600

Road & Rail - 1.8%
Landstar System, Inc.	204,221	22,339,735

Semiconductors & Semiconductor Equipment - 1.3%
Microchip Technology, Inc.	203,000	16,840,880

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Specialty Retail - 11.6%
AutoZone, Inc. (a)	26,700	$27,344,004
CarMax, Inc. (a)	615,000	42,927,000
Ross Stores, Inc.	810,688	75,475,053
		145,746,057

Total Common Stocks (Cost $434,551,165)		$1,161,470,192

MONEY MARKET FUNDS - 7.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.33% (b) (Cost $95,070,160)	95,070,160	$95,070,160

Total Investments at Value - 100.0% (Cost $529,621,325)		$1,256,540,352

Liabilities in Excess of Other Assets - (0.0%) (c)		(292,480)

Net Assets - 100.0%		$1,256,247,872

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 91.8%	Shares	Value
Banks - 5.4%
M&T Bank Corporation	47,000	$7,379,940
South State Corporation	88,000	6,013,920
Stock Yards Bancorp, Inc.	70,664	2,389,150
		15,783,010
Capital Markets - 1.7%
T. Rowe Price Group, Inc.	48,000	4,805,760

Chemicals - 7.2%
Air Products & Chemicals, Inc.	87,000	16,613,520
International Flavors & Fragrances, Inc.	35,000	4,507,650
		21,121,170
Commercial Services & Supplies - 2.1%
US Ecology, Inc.	107,647	6,026,079

Containers & Packaging - 4.6%
Avery Dennison Corporation	118,000	13,334,000

Electronic Equipment, Instruments & Components - 9.0%
CDW Corporation	217,000	20,912,290
National Instruments Corporation	122,000	5,411,920
		26,324,210
Equity Real Estate Investment Trusts (REITs) - 4.0%
Digital Realty Trust, Inc.	99,000	11,781,000

Food Products - 1.3%
McCormick & Company, Inc.	26,000	3,916,380

Health Care Equipment & Supplies - 5.8%
Stryker Corporation	85,500	16,887,960

Hotels, Restaurants & Leisure - 1.9%
Marriott International, Inc. - Class A	45,000	5,629,050

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	4,000	$1,367,880

Insurance - 4.9%
Arthur J. Gallagher & Company	183,920	14,364,152

IT Services - 4.0%
Broadridge Financial Solutions, Inc.	112,500	11,665,125

Machinery - 12.0%
Donaldson Company, Inc.	91,600	4,585,496
IDEX Corporation	72,984	11,074,592
Ingersoll-Rand plc	124,000	13,385,800
Snap-on, Inc.	38,700	6,057,324
		35,103,212
Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	86,000	8,185,480

Professional Services - 2.5%
Robert Half International, Inc.	110,000	7,167,600

Semiconductors & Semiconductor Equipment - 8.2%
Microchip Technology, Inc.	141,000	11,697,360
Xilinx, Inc.	95,414	12,097,541
		23,794,901
Specialty Retail - 7.8%
Monro, Inc.	96,000	8,305,920
Ross Stores, Inc.	153,686	14,308,166
		22,614,086
Trading Companies & Distributors - 3.7%
Fastenal Company	89,000	5,723,590
Watsco, Inc.	35,000	5,012,350
		10,735,940

FAM EQUITY-INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Water Utilities - 2.4%
Aqua America, Inc.	190,750	$6,950,930

Total Common Stocks (Cost $146,348,805)		$267,557,925

MONEY MARKET FUNDS - 9.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.33% (a) (Cost $28,203,826)	28,203,826	$28,203,826

Total Investments at Value - 101.5% (Cost $174,552,631)		$295,761,751

Liabilities in Excess of Other Assets - (1.5%)		(4,398,642)

Net Assets - 100.0%		$291,363,109

(a)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Investments.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Banks - 11.8%
National Commerce Corporation (a)	202,400	$7,936,104
Pinnacle Financial Partners, Inc.	132,000	7,220,400
South State Corporation	79,500	5,433,030
		20,589,534
Capital Markets - 3.3%
Diamond Hill Investment Group, Inc.	41,357	5,789,980

Commercial Services & Supplies - 2.9%
Multi-Color Corporation	100,000	4,989,000

Diversified Consumer Services - 9.1%
Carriage Services, Inc.	330,000	6,352,500
frontdoor, inc. (a)	278,000	9,568,760
		15,921,260
Electrical Equipment - 3.5%
Thermon Group Holdings, Inc. (a)	251,000	6,152,010

Electronic Equipment, Instruments & Components - 6.3%
PC Connection, Inc.	147,655	5,414,509
ScanSource, Inc. (a)	154,000	5,516,280
		10,930,789
Food Products - 5.2%
Hostess Brands, Inc. (a)	733,000	9,162,500

Health Care Equipment & Supplies - 6.8%
AngioDynamics, Inc. (a)	292,000	6,675,120
Natus Medical, Inc. (a)	205,000	5,202,900
		11,878,020
Hotels, Restaurants & Leisure - 4.3%
Choice Hotels International, Inc.	97,000	7,540,780

Insurance - 2.3%
Hallmark Financial Services, Inc. (a)	393,032	4,087,533

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
IT Services - 4.7%
ExlService Holdings, Inc. (a)	136,000	$8,162,720

Machinery - 3.6%
Franklin Electric Company, Inc.	123,000	6,284,070

Media - 1.9%
Boston Omaha Corporation - Class A (a)	135,600	3,381,864

Oil, Gas & Consumable Fuels - 2.6%
Matador Resources Company (a)	235,000	4,542,550

Professional Services - 4.3%
CBIZ, Inc. (a)	370,000	7,488,800

Real Estate Management & Development - 7.8%
Colliers International Group, Inc.	111,000	7,410,360
FRP Holdings, Inc. (a)	132,100	6,283,997
		13,694,357
Road & Rail - 2.8%
Landstar System, Inc.	43,959	4,808,675

Specialty Retail - 9.6%
Monro, Inc.	100,000	8,652,000
Penske Automotive Group, Inc.	163,000	7,277,950
Winmark Corporation	4,831	911,078
		16,841,028

Total Common Stocks (Cost $139,140,546)		$162,245,470

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.33% (b) (Cost $12,516,466)	12,516,466	$12,516,466

Total Investments at Value - 100.0% (Cost $151,657,012)		$174,761,936

Other Assets in Excess of Liabilities - 0.0% (c)		61,509

Net Assets - 100.0%		$174,823,445

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

1. Organization

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund (individually, a “Fund” and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Each Fund is authorized to issue two classes of shares, Investor Shares and Institutional Shares. Each Fund currently offers Investor Shares. Institutional Shares of FAM Value Fund and FAM Small Cap Fund are currently being offered for sale and may be purchased by those investors qualified to purchase Institutional Shares. Institutional Shares of FAM Equity-Income Fund are not currently being offered for sale. The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Equity-Income Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing stocks that pay dividends. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

2. Significant Accounting Policies

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities may be carried at amortized cost, which approximates fair value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees of Fenimore Asset Management Trust. Investments in other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

FAM FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2019 by security type:

FAM Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,161,470,192	$-	$-	$1,161,470,192
Money Market Funds	95,070,160	-	-	95,070,160

Total	$1,256,540,352	$-	$-	$1,256,540,352

FAM Equity-Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$267,557,925	$-	$-	$267,557,925
Money Market Funds	28,203,826	-	-	28,203,826

Total	$295,761,751	$-	$-	$295,761,751

FAM Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$162,245,470	$-	$-	$162,245,470
Money Market Funds	12,516,466	-	-	12,516,466

Total	$174,761,936	$-	$-	$174,761,936

As of March 31, 2019, the Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

3. Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

4. Federal Tax Information

The following information is computed on a tax basis for each item as of March 31, 2019:

	FAM Value	FAM Equity-	FAM Small
	Fund	Income Fund	Cap Fund
Tax cost of portfolio investments	$529,621,325	$174,552,631	$151,657,012

Gross unrealized appreciation	$731,048,510	$122,247,559	$33,718,500
Gross unrealized depreciation	(4,129,483)	(1,038,439)	(10,613,576)

Net unrealized appreciation	$726,919,027	$121,209,120	$23,104,924